FINANCIAL RISK MANAGEMENT - Exposure To Credit Risk By Geographic Area (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 BDT (৳)	Jan. 01, 2023 USD ($)
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ 423,663								$ 264,179
Allowance for expected credit losses	(11,165)								(15,394)
Trade accounts receivable (note 7)	412,498	$ 18.7	£ 1.0	€ 21.3	$ 3.5	$ 6.2	¥ 0.6	৳ 0.0	248,785
Not past due
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	399,317								239,218
Past due 0-30 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	12,321								10,842
Past due 31-60 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	6,150								3,907
Past due 61-120 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	2,147								6,837
Past due over 121 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	3,728								3,375
United States
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	355,521								198,949
Canada
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	19,672								13,279
Europe and other
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 7)	$ 37,305								$ 36,557